LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Loans Payable [Abstract]
Disclosure of detailed information about borrowings
Loans Payable in the accompanying Consolidated Statement of Financial Position is composed of the following:

			At December 31,
	Interest rate	Maturity	2022	2021
			(In thousands of US$)
Real Estate Partner loans	2% - 15%	2023	28,839	15,467
Bank and government loans	1% - 12%	2023	6,952	1,986
Other debt	5% - 10%	2023	1,887	2,005
Total current interest-bearing loans and borrowings			37,678	19,458

Non-current interest-bearing loans and borrowings:
Term Loan Agreement	18%	2023	—	34,276
Real Estate Partner loans	2% - 15%	2024 to 2042	59,939	60,352
Bank and government loans	1% - 12%	2024 to 2029	37,730	21,080
Other debt	5% - 10%	2025	327	14,006
Total non-current interest-bearing loans and borrowings			97,996	129,714

Denominated in the following currencies:
US dollars			69,717	90,761
Sterling			12,681	12,191
Colombian Peso			9	55
Brazilian Real			18,802	17,043
Israeli Shekels			25,542	8,484
Peruvian Sol			1,888	2,169
Australian Dollar			3,689	2,671
Euro			3,346	15,798
Total interest-bearing loans and borrowings			135,674	149,172

Disclosure Of Detailed Information About Interest Expense Related To Loans Payable Explanatory
Interest expense on Loans Payable and Convertible Loans, included within Finance Costs in the accompanying Consolidated Statement of Profit or Loss are as follows:

	Year ended December 31,
	2022	2021	2020
	(In thousands of $)
Interest expense on Term Loan Agreement	6,758	3,360	4,614
Interest expense on Real Estate Partner loans	13,391	11,444	5,384
Interest expense on Bank and Government loans	5,630	666	186
Interest expense on Bridge Loan Facility	8,413	—	—
Interest expense on Term Loan Note	1,120	—	—
Interest expense on other debt	534	92	216
Interest expense on 2020 convertible loan notes (see Note 21)	35,855	25,161	8,469
Total interest expense on loans	71,701	40,723	18,869

Disclosure Of Components Of Financial Liabilities

	Year ended December 31, 2022	Year ended December 31, 2021
	(In thousands of US$)	(In thousands of US$)
Debt component of the Term Loan at closing	34,276	30,916
Interest charged (using effective interest rate)	6,758	3,360
Conversion to equity in October 2022	(41,034)	—
Carrying amount of the loan payable component at December 31	—	34,276
Automatic Conversion component / Prepayment option at 1.4	15,882	21,192
(Gain) loss from revaluation to fair value through profit and loss	2,593	(5,310)
Conversion to equity in October 2022	(18,475)	—
Carrying amount of the derivatives financial liabilities components at December 31	—	15,882